Investment Risks - American Century Quantitative Equity Funds Prospectus	Nov. 01, 2026
DISCIPLINED CORE EQUITY FUND | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Style Risk — If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
DISCIPLINED CORE EQUITY FUND | Investment Process Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
DISCIPLINED CORE EQUITY FUND | Benchmark Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Benchmark Correlation Risk — The fund’s performance will be similar to the performance of its benchmark, the S&P 500® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.
DISCIPLINED CORE EQUITY FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
DISCIPLINED CORE EQUITY FUND | Price Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Price Volatility Risk — The value of the fund’s shares may fluctuate significantly in the short term.
DISCIPLINED CORE EQUITY FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have tax consequences. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
DISCIPLINED CORE EQUITY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
DISCIPLINED CORE EQUITY FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
DISCIPLINED GROWTH FUND | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
DISCIPLINED GROWTH FUND | Investment Process Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
DISCIPLINED GROWTH FUND | Benchmark Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Benchmark Correlation Risk – The fund’s performance will be similar to the performance of its benchmark, the Russell 1000® Growth Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down. Additionally, because benchmark sector weights influence the fund’s sector exposure, the fund may be more heavily weighted in one or more economic sectors, including information technology.
DISCIPLINED GROWTH FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
DISCIPLINED GROWTH FUND | Price Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.
DISCIPLINED GROWTH FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have tax consequences. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
DISCIPLINED GROWTH FUND | Growth Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Growth Stocks Risk – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.
DISCIPLINED GROWTH FUND | Diversification Risk Member
Prospectus [Line Items]
Risk [Text Block]	Diversification Risk – The fund is classified as diversified pursuant to the Investment Company Act, with diversification measured at the time of acquisition of investments. Subsequent market fluctuations may cause the fund to exceed such diversification limits and the fund may hold a greater percentage of its assets in a smaller number of securities. To the extent this occurs, a price change in any one of those securities may have a greater impact on the fund's share price and the fund may be more volatile.
DISCIPLINED GROWTH FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
DISCIPLINED GROWTH FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
DISCIPLINED VALUE FUND | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
DISCIPLINED VALUE FUND | Investment Process Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
DISCIPLINED VALUE FUND | Benchmark Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Benchmark Correlation Risk – The fund’s performance will be similar to the performance of its benchmark, the Russell 1000® Value Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.
DISCIPLINED VALUE FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
DISCIPLINED VALUE FUND | Price Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.
DISCIPLINED VALUE FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have tax consequences. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
DISCIPLINED VALUE FUND | Low Dividend Yield Risk Member
Prospectus [Line Items]
Risk [Text Block]	Low Dividend Yield Risk – Although current income is an objective of the fund, if the stocks that make up the S&P 500® Index do not have a high dividend yield, then the fund’s dividend yield will not be high.
DISCIPLINED VALUE FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
DISCIPLINED VALUE FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
GLOBAL GOLD FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
GLOBAL GOLD FUND | Price Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Price Volatility Risk — The value of the fund’s shares may fluctuate significantly in the short term.
GLOBAL GOLD FUND | Gold Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Gold Stocks Risk — Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests. The price of gold will fluctuate, sometimes considerably. Though many investors believe that gold investments hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical inverse relationships will continue.
GLOBAL GOLD FUND | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk — The fund concentrates its investments in a specific area and therefore may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.
GLOBAL GOLD FUND | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk — The fund invests primarily in foreign securities, which are generally riskier than U.S. stocks. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
GLOBAL GOLD FUND | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk —Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries.
GLOBAL GOLD FUND | Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk — Because the fund invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
GLOBAL GOLD FUND | Single Country Risk Member
Prospectus [Line Items]
Risk [Text Block]	Single Country Risk — Investing a significant portion of assets in one country or region, such as Canada, makes the fund more dependent upon the political and economic circumstances of that particular country or region than a mutual fund that is more widely diversified.
GLOBAL GOLD FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss Risk — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
GLOBAL GOLD FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
GLOBAL GOLD FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Nondiversification Risk — The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund and the fund may be more volatile than if it was diversified.
SMALL COMPANY FUND | Style Risk Member
Prospectus [Line Items]
Risk [Text Block]	Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
SMALL COMPANY FUND | Investment Process Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
SMALL COMPANY FUND | Benchmark Correlation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Benchmark Correlation Risk – The fund’s performance will be similar to the performance of its benchmark, the Russell 2000® Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.
SMALL COMPANY FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
SMALL COMPANY FUND | Price Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.
SMALL COMPANY FUND | Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs and/or have tax consequences. To the extent that a large shareholder (including the advisor, another account advised by the advisor, a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.
SMALL COMPANY FUND | Small Cap Stocks Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small Cap Stocks Risk – The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.
SMALL COMPANY FUND | REITs Risk Member
Prospectus [Line Items]
Risk [Text Block]	REITs Risk – Investments in REITs are subject to credit risk and interest rate risk with respect to the loans made by the REITs in which the fund invests. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan to the REIT when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan portfolio held by the REIT to rise or fall.
SMALL COMPANY FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
SMALL COMPANY FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
UTILITIES FUND | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
UTILITIES FUND | Price Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.
UTILITIES FUND | Diversification Risk Member
Prospectus [Line Items]
Risk [Text Block]	Diversification Risk – The fund is classified as diversified pursuant to the Investment Company Act, with diversification measured at the time of acquisition of investments. Subsequent market fluctuations may cause the fund to exceed such diversification limits and the fund may hold a greater percentage of its assets in a smaller number of securities. To the extent this occurs, a price change in any one of those securities may have a greater impact on the fund's share price and the fund may be more volatile.
UTILITIES FUND | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk – The fund concentrates its investments in the utilities industry, which at times may be limited to a relatively small number of securities. Therefore, the fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries. The performance of the utilities industry will depend in part on investor perception of the sector relative to other sectors. Companies in the utilities industry are subject to various industry-specific risks.
UTILITIES FUND | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk – The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
UTILITIES FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Principal Loss Risk – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
UTILITIES FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.